RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
Schedule of key management remuneration

	2025	2024	2023

Short-term benefits (i)	52.4	56.7	52.2
Share-based payments (ii)	133.1	99.7	80.7
Social security (iii)	28.6	18.1	14.4
Total key Management remuneration	214.1	174.5	147.3

(i)	Mainly comprise fixed and variable compensation (including performance bonuses) paid to management.

(ii)	Reflects expenses related to share options, deferred shares, restricted stocks and performance shares granted to Management.

(iii)	Represents to the social security charges ("INSS”) levied on the management’s remuneration.

Schedule of transactions with related parties

	2025
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	0.3	222.4	0.2	(6.6)	(282.1)	49.2
AB Package	-	-	-	(292.4)	-	-
AB Procurement	-	0.1	-	(3.0)	(52.7)	(15.9)
AB USA	0.8	0.6	62.5	(439.9)	(541.1)	-
Bavaria	197.8	-	-	(28.2)	-	-
Bees Global	-	2.2	-	-	-	-
Cervecería Modelo	24.6	-	-	(604.1)	(372.4)	-
InBev	1.0	-	-	(38.5)	-	-
Other	57.1	11.1	-	(60.2)	(69.3)	2.5
	281.6	236.4	62.7	(1,472.9)	(1,317.6)	35.8

	2024
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	188.1	0.2	(5.7)	(242.5)	70.4
AB Package	-	-	-	(284.6)	-	-
AB Procurement	-	-	-	(1.2)	-	-
AB USA	-	-	46.1	(475.5)	(546.4)	-
Bavaria	317.9	-	-	(50.9)	-	-
Cervecería Modelo	0.4	-	-	(894.5)	(280.2)	(13.5)
InBev	-	-	-	(49.4)	-	-
Other	18.5	63.0	-	(74.7)	(34.3)	-
	336.8	251.1	46.3	(1,836.5)	(1,103.4)	56.9

	2023
	Sales and other	Service fees / reimbursement of expenses and other receivables	Royalties income	Product purchases and other	Royalties expenses	Net finance cost
AB InBev	-	97.2	0.1	(0.5)	(143.3)	64.0
AB Package	-	-	-	(235.5)	-	-
AB Procurement	-	-	-	-	-	(0.5)
AB Services	0.3	8.1	-	-	-	-
AB USA	-	-	35.3	(464.5)	(454.5)	(0.2)
Bavaria	72.3	-	-	(56.7)	-	-
Cervecería Modelo	0.9	-	-	(959.2)	(275.7)	-
InBev	-	-	-	(41.9)	-	-
ITW International	-	-	-	-	-	120.0
Other	1.4	10.8	-	(28.7)	(15.1)	1.0
	74.9	116.1	35.4	(1,787.0)	(888.6)	184.3

Schedule of open balances with related parties

			2025			2024
	Current			Current
	Trade receivables (i)	Other trade receivables (i)	Dividends receivables	Trade receivables (i)	Other trade receivables (i)	Dividends receivables
AB Africa	11.5	-	-	3.4	-	-
AB InBev	103.5	120.2	-	121.6	12.9	-
AB Procurement	16.4	-	-	1.4	-	-
AB Services	10.9	-	-	6.7	-	-
AB USA	-	-	-	24.9	-	-
Bavaria	0.8	-	-	0.4	-	-
Cervecería Modelo	10.0	-	-	21.5	-	-
Cervecerías Peruanas	0.6	-	-	0.2	-	-
InBev	3.0	23.9	-	2.6	24.8	-
Panama Holding	7.6	-	1.2	9.1	-	1.3
Other	64.7	-	-	46.1	-	-
	229.0	144.1	1.2	237.9	37.7	1.3

	2025				2024
	Non-current	Current			Non-current	Current
	Trade payables (i)	Trade payables (i)	Other trade payables (i)	Dividends payable	Trade payables (i)	Trade payables (i)	Dividends payable
AB InBev	-	(169.9)	(5.0)	-	-	(84.9)	-
AB Package	-	(83.7)	-	-	-	(131.0)	-
AB Procurement	-	(17.0)	-	-	-	(0.1)	-
AB Services	-	(3.9)	-	-	-	(5.8)	-
AB USA	-	(287.0)	-	-	-	(254.1)	-
Ambrew	-	-	-	(294.5)	-	-	(544.4)
Bavaria	-	(22.0)	-	-	-	(8.8)	-
Cervecería Modelo	-	(513.6)	-	-	-	(633.6)	-
Cervecerías Peruanas	-	-	-	-	-	(6.1)	-
InBev	-	(13.5)	-	-	-	(9.8)	-
ITW International	(245.3)	-	-	(1,930.2)	(258.3)	-	(3,569.1)
Other	-	(36.9)	-	-	-	(46.4)	-
	(245.3)	(1,147.5)	(5.0)	(2,224.7)	(258.3)	(1,180.6)	(4,113.5)

(i)	The amount represents trading operations (purchase and sale) and reimbursements between the companies of the group